Per Share Information Based on Assumption that Split had been Implemented (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	¥ 119.52	¥ 111.87	¥ 117.97